Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Stockholders' Deficit [Member]	Total
Balance at Dec. 31, 2013		$ 497,500	$ (165,818)	$ 331,682
Balance, shares at Dec. 31, 2013	5,668,657
Net loss			(68,778)	(68,778)
Balance at Dec. 31, 2014		497,500	(234,596)	262,904
Balance, shares at Dec. 31, 2014	5,668,657
Shares issued for cash		79,000		79,000
Shares issued for cash, shares	790,000
Net loss			(54,213)	(54,213)
Balance at Dec. 31, 2015		583,069	(288,809)	294,260
Balance, shares at Dec. 31, 2015	6,458,657
Net loss			(78,912)	(78,912)
Balance at Dec. 31, 2016		583,069	(367,721)	215,348
Balance, shares at Dec. 31, 2016	6,458,657
Net loss			(32,009)	(32,009)
Balance at Jun. 30, 2017		$ 583,069	$ (399,730)	$ 183,339
Balance, shares at Jun. 30, 2017	6,458,657